Financial risk management objectives and policies - Maturity Profile of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jun. 29, 2016	Dec. 31, 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	$ 108.8	$ 121.0		$ 131.6
Deferred contingent consideration	0.7	1.5
Deferred consideration	0.3	1.3
Trade payables	28.4	24.0
Accruals	31.2	20.4
Interest payable	0.4	0.2
Derivative financial instruments	1.9	5.8
Overdrafts	4.2	0.0		$ 0.0
Financial liabilities book value	178.4	176.0
Loan Notes due 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	15.0	14.9
Loan Notes due 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	24.9	24.9
Loan Notes due 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	24.7	24.7
Loan Notes due 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	24.7	24.7
Revolving credit facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	19.5	31.8
Within 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deferred contingent consideration	0.5	0.0
Deferred consideration	0.3	1.3
Trade payables	28.4	24.0
Accruals	29.7	20.4
Interest payable	0.4	0.2
Derivative financial instruments	1.5	5.2
Overdrafts	4.2	0.0
Financial liabilities book value	80.0	51.1
1-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deferred contingent consideration	0.2	1.5
Deferred consideration	0.0	0.0
Trade payables	0.0	0.0
Accruals	1.5	0.0
Interest payable	0.0	0.0
Derivative financial instruments	0.4	0.6
Overdrafts	0.0	0.0
Financial liabilities book value	48.4	74.9
In over five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deferred contingent consideration	0.0	0.0
Deferred consideration	0.0	0.0
Trade payables	0.0	0.0
Accruals	0.0	0.0
Interest payable	0.0	0.0
Derivative financial instruments	0.0	0.0
Overdrafts	0.0	0.0
Financial liabilities book value	50.0	50.0
Gross carrying amount | Loan Notes due 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	15.0	15.0	$ 50.0
Gross carrying amount | Loan Notes due 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	25.0	25.0
Gross carrying amount | Loan Notes due 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	25.0	25.0
Gross carrying amount | Loan Notes due 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	25.0	25.0
Gross carrying amount | Revolving credit facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	21.3	32.8
Gross carrying amount | Within 12 months | Loan Notes due 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	15.0	0.0
Gross carrying amount | Within 12 months | Loan Notes due 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	0.0	0.0
Gross carrying amount | Within 12 months | Loan Notes due 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	0.0	0.0
Gross carrying amount | Within 12 months | Loan Notes due 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	0.0	0.0
Gross carrying amount | Within 12 months | Revolving credit facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	0.0	0.0
Gross carrying amount | 1-5 years | Loan Notes due 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	0.0	15.0
Gross carrying amount | 1-5 years | Loan Notes due 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	25.0	25.0
Gross carrying amount | 1-5 years | Loan Notes due 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	0.0	0.0
Gross carrying amount | 1-5 years | Loan Notes due 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	0.0	0.0
Gross carrying amount | 1-5 years | Revolving credit facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	21.3	32.8
Gross carrying amount | In over five years | Loan Notes due 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	0.0	0.0
Gross carrying amount | In over five years | Loan Notes due 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	0.0	0.0
Gross carrying amount | In over five years | Loan Notes due 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	25.0	25.0
Gross carrying amount | In over five years | Loan Notes due 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	25.0	25.0
Gross carrying amount | In over five years | Revolving credit facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank and other loans	$ 0.0	$ 0.0